Goodwill and Intellectual Property (Details Narrative) - USD ($)			3 Months Ended	9 Months Ended
	Sep. 16, 2019	Feb. 07, 2019	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Shares of common stock			9,946,921	9,946,921	4,447,676,982	6,816,281	3,947,676,982
Value of common stock			$ 9,947	$ 9,947		$ 6,816	$ 3,947,677
Goodwill			1,574,189	1,574,189
Amortization expense			$ 336,000	$ 920,000
DMB Group LLC [Member]
Cash payment at closing	$ 81,000
Exclusive License Agreement [Member]
License agreement, amount per month		$ 1,180,000
Exclusive License Agreement [Member] | Arcmail Technology [Member]
License agreement, description		Under the License Agreement, the Company was granted the exclusive right and license to receive all benefits from the marketing, selling and licensing, of the ArcMail business products, including, without limitation, the good will of the business. The term of the License Agreement is twenty-seven (27) months, with the following payments to be made by the Company to ArcMail: (i) $200,000 upon signing the License Agreement; (ii) monthly payments starting 30 days after the execution of the License Agreement in the amount of $25,000 per month during months 1-6; (iii) monthly payments in the amount of $30,000 per month during months 7-17; and (iii) in month 18, final payment in the amount of $765,000. As of September 30, 2019, the balance of payments due under the License Agreement was $1,180,000. In connection with the execution of the License Agreement, two other agreements were also executed: (a) a Stock Purchase Rights Agreement, under which the Company has the right, though not the obligation, to acquire 100% of the issued and outstanding shares of stock of ArcMail from Rory Welch, the CEO of ArcMail (the right can be exercised over a period of 27 months); and (b) a Business Covenants Agreement, under which ArcMail and Mr. Welch agreed to not compete with the Company's use of the ArcMail business under the License Agreement for a period of twenty-four (24) months.
License agreement, amount		$ 200,000
License agreement, term		27 months
Exclusive License Agreement [Member] | Arcmail Technology [Member] | Rory Welch [Member]
Percentage of right to acquire issued and outstanding of stock		100.00%
Exclusive License Agreement [Member] | Arcmail Technology [Member] | 1 - 6 Months [Member]
License agreement, amount per month		$ 25,000
Exclusive License Agreement [Member] | Arcmail Technology [Member] | 7 - 17 Months [Member]
License agreement, amount per month		30,000
Exclusive License Agreement [Member] | Arcmail Technology [Member] | Final Payment [Member]
License agreement, amount per month		$ 765,000
Asset Purchase Agreement [Member] | DMB Group LLC [Member]
Recognized assets acquired	2,800,000
Cash payment at closing	410,000
Notes payable face amount	940,000
Promissory notes payable	$ 41,661
Notes payable, interest rate	6.00%
Recognized identifiable assumed, liabilities	$ 98,000
Shares of common stock	2,465,753
Value of common stock	$ 1,350,000
Intangible assets acquired	1,142,500
Recognized identifiable, liabilities, long-term debt	98,000
Goodwill	1,574,189
Recognized identifiable assets acquired, receivables	447,507
Asset Purchase Agreement [Member] | DMB Group LLC [Member] | Cash down payment [Member]
Recognized identifiable assets acquired, receivables	410,000
Asset Purchase Agreement [Member] | DMB Group LLC [Member] | Member Loan [Member]
Recognized identifiable assets acquired, receivables	17,210
Asset Purchase Agreement [Member] | DMB Group LLC [Member] | Assumed Liabillities [Member]
Recognized identifiable assets acquired, receivables	$ 20,297